PSF MID-CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Long-Term Investments — 98.1%
Common Stocks
Aerospace & Defense — 1.1%
HEICO Corp. (Class A Stock)	28,500	$3,682,770
Automobiles — 0.5%
Thor Industries, Inc.(a)	16,680	1,586,768
Beverages — 0.8%
Constellation Brands, Inc. (Class A Stock)	11,234	2,823,441
Biotechnology — 6.0%
Alnylam Pharmaceuticals, Inc.*	18,801	3,329,657
Apellis Pharmaceuticals, Inc.*(a)	25,954	987,290
Exact Sciences Corp.*	47,232	3,222,167
Exelixis, Inc.*	118,181	2,582,255
Natera, Inc.*	59,833	2,647,610
Neurocrine Biosciences, Inc.*	24,609	2,768,513
Sarepta Therapeutics, Inc.*	16,289	1,974,553
Seagen, Inc.*	14,440	3,063,446
		20,575,491
Building Products — 1.9%
Trane Technologies PLC	31,469	6,385,375
Capital Markets — 8.5%
Ares Management Corp. (Class A Stock)(a)	52,033	5,352,635
FactSet Research Systems, Inc.(a)	7,574	3,311,807
KKR & Co., Inc.	52,061	3,206,958
LPL Financial Holdings, Inc.	20,762	4,934,089
MSCI, Inc.	8,264	4,240,093
Raymond James Financial, Inc.(a)	21,621	2,171,397
S&P Global, Inc.	7,515	2,746,056
Tradeweb Markets, Inc. (Class A Stock)	36,857	2,955,932
		28,918,967
Commercial Services & Supplies — 3.8%
Cintas Corp.	7,566	3,639,322
Copart, Inc.*	172,939	7,451,941
MSA Safety, Inc.	11,752	1,852,703
		12,943,966
Communications Equipment — 0.5%
Arista Networks, Inc.*	8,425	1,549,610
Construction & Engineering — 2.5%
AECOM	32,446	2,694,316
Quanta Services, Inc.	30,916	5,783,456
		8,477,772
Distributors — 1.0%
Pool Corp.	9,539	3,396,838
Diversified Consumer Services — 0.7%
Bright Horizons Family Solutions, Inc.*	31,188	2,540,574
Electrical Equipment — 2.2%
AMETEK, Inc.	24,042	3,552,446
Hubbell, Inc.	12,343	3,868,420
		7,420,866
	Shares	Value
Common Stocks (continued)
Electronic Equipment, Instruments & Components — 2.8%
Jabil, Inc.	31,737	$4,027,108
Keysight Technologies, Inc.*	14,694	1,944,163
Teledyne Technologies, Inc.*	5,837	2,384,882
Zebra Technologies Corp. (Class A Stock)*	5,353	1,266,145
		9,622,298
Energy Equipment & Services — 1.2%
TechnipFMC PLC (United Kingdom)(a)	204,032	4,150,011
Entertainment — 1.1%
Take-Two Interactive Software, Inc.*	26,991	3,789,267
Financial Services — 1.4%
Global Payments, Inc.	12,460	1,437,759
Remitly Global, Inc.*	131,181	3,308,385
		4,746,144
Ground Transportation — 3.3%
J.B. Hunt Transport Services, Inc.	16,960	3,197,299
Old Dominion Freight Line, Inc.(a)	12,130	4,962,868
Uber Technologies, Inc.*	66,621	3,063,900
		11,224,067
Health Care Equipment & Supplies — 5.3%
Align Technology, Inc.*	13,292	4,058,314
Cooper Cos., Inc. (The)	5,750	1,828,558
Dexcom, Inc.*	51,518	4,806,629
Hologic, Inc.*	20,581	1,428,321
IDEXX Laboratories, Inc.*	9,434	4,125,205
Shockwave Medical, Inc.*	9,672	1,925,695
		18,172,722
Health Care Providers & Services — 3.1%
Acadia Healthcare Co., Inc.*	38,812	2,728,873
Centene Corp.*	48,277	3,325,320
McKesson Corp.	10,119	4,400,247
		10,454,440
Hotels, Restaurants & Leisure — 5.6%
Aramark	55,556	1,927,793
Chipotle Mexican Grill, Inc.*	1,128	2,066,304
Domino’s Pizza, Inc.(a)	12,407	4,699,648
DoorDash, Inc. (Class A Stock)*	42,577	3,383,594
Hilton Worldwide Holdings, Inc.	26,235	3,939,972
Las Vegas Sands Corp.	31,110	1,426,083
Royal Caribbean Cruises Ltd.*(a)	17,066	1,572,461
		19,015,855
Household Durables — 1.1%
Garmin Ltd.	19,066	2,005,743
Helen of Troy Ltd.*(a)	15,454	1,801,318
		3,807,061
Insurance — 1.5%
Arthur J. Gallagher & Co.	13,022	2,968,104
Progressive Corp. (The)	15,343	2,137,280
		5,105,384
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PSF MID-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
IT Services — 2.5%
MongoDB, Inc.*	16,583	$5,735,397
Snowflake, Inc. (Class A Stock)*	17,247	2,634,824
		8,370,221
Life Sciences Tools & Services — 5.4%
10X Genomics, Inc. (Class A Stock)*(a)	26,473	1,092,011
Agilent Technologies, Inc.	44,537	4,980,127
IQVIA Holdings, Inc.*	23,966	4,715,310
Mettler-Toledo International, Inc.*	2,765	3,063,814
West Pharmaceutical Services, Inc.	12,599	4,727,271
		18,578,533
Machinery — 2.7%
Ingersoll Rand, Inc.	50,326	3,206,772
ITT, Inc.	37,424	3,664,184
Toro Co. (The)	29,359	2,439,733
		9,310,689
Media — 2.1%
Trade Desk, Inc. (The) (Class A Stock)*	93,178	7,281,861
Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	32,332	1,205,660
Oil, Gas & Consumable Fuels — 3.3%
Cheniere Energy, Inc.	47,809	7,934,382
EOG Resources, Inc.	25,745	3,263,436
		11,197,818
Pharmaceuticals — 0.5%
Royalty Pharma PLC (Class A Stock)	68,958	1,871,520
Professional Services — 3.1%
Booz Allen Hamilton Holding Corp.	37,645	4,113,469
Equifax, Inc.	17,144	3,140,438
Verisk Analytics, Inc.	14,276	3,372,562
		10,626,469
Semiconductors & Semiconductor Equipment — 5.2%
Allegro MicroSystems, Inc. (Japan)*	21,132	674,956
Entegris, Inc.	26,803	2,517,070
Lam Research Corp.	4,431	2,777,218
Marvell Technology, Inc.	48,295	2,614,208
Monolithic Power Systems, Inc.	7,313	3,378,606
ON Semiconductor Corp.*	26,629	2,475,165
Rambus, Inc.*	31,030	1,731,164
SolarEdge Technologies, Inc.*(a)	10,786	1,396,895
		17,565,282
Software — 10.6%
Cadence Design Systems, Inc.*	8,020	1,879,086
Confluent, Inc. (Class A Stock)*(a)	119,879	3,549,617
Crowdstrike Holdings, Inc. (Class A Stock)*	38,546	6,451,830
DocuSign, Inc.*	30,956	1,300,152
Five9, Inc.*	20,334	1,307,476
HashiCorp, Inc. (Class A Stock)*(a)	71,768	1,638,463
HubSpot, Inc.*	11,691	5,757,818
Palo Alto Networks, Inc.*(a)	17,446	4,090,040
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
Procore Technologies, Inc.*(a)	45,439	$2,968,076
Synopsys, Inc.*	5,161	2,368,744
Workday, Inc. (Class A Stock)*	13,057	2,805,296
Zoom Video Communications, Inc. (Class A Stock)*	27,365	1,913,908
		36,030,506
Specialty Retail — 4.8%
AutoZone, Inc.*	756	1,920,232
Burlington Stores, Inc.*	10,799	1,461,105
Floor & Decor Holdings, Inc. (Class A Stock)*(a)	21,510	1,946,655
Ross Stores, Inc.	65,784	7,430,303
Tractor Supply Co.(a)	18,099	3,675,002
		16,433,297
Textiles, Apparel & Luxury Goods — 0.9%
Lululemon Athletica, Inc.*	7,562	2,915,983
Trading Companies & Distributors — 0.7%
Air Lease Corp.	61,307	2,416,109

Total Long-Term Investments (cost $273,351,157)		334,193,635
Short-Term Investments — 14.6%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wb)	6,497,052	6,497,052
PGIM Institutional Money Market Fund (cost $43,356,279; includes $43,122,278 of cash collateral for securities on loan)(b)(wb)	43,432,770	43,406,710

Total Short-Term Investments (cost $49,853,331)		49,903,762

TOTAL INVESTMENTS—112.7% (cost $323,204,488)		384,097,397

Liabilities in excess of other assets — (12.7)%		(43,405,173)

Net Assets — 100.0%		$340,692,224

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $42,082,926; cash collateral of $43,122,278 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

A2

PSF MID-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A3